ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	September 30, 2022	December 31, 2021
Advance from customers	$199,491	$59,111
Accrued payroll and employee benefits	86,686	99,342
Accrued interest expenses	153,275	20,795
Other tax payables (i)	253	-
Others (ii)	344,208	131,159
Accrued expenses and other current liabilities	$783,913	$310,407

(i)	Other tax payables are mainly value added tax payable.

(ii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.

NOTE 9— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2021	December 31, 2020
Advance from customers	$59,111	$9,493
Accrued payroll and employee benefits	99,342	105,801
Accrued interest expenses	20,795	-
Other tax payables (i)	-	325,719
Others (ii)	131,159	62,442
Accrued expenses and other current liabilities	$310,407	$503,455

(i)	Other tax payables are mainly value added tax payable.

(ii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.